Accrued expenses and other liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Accrued expenses and other liabilities
Accrued vessel operating expenses and voyage expenses	$ 7,568,912	$ 8,320,291
Other accrued expenses	3,172,588	2,913,476
Total accrued expenses	$ 10,741,500	$ 11,233,767